Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements [2]	Bonuses	Comm. Social Resp.	Total Payments
Total	[1]	$ 298,680	$ 12,469,329	$ 81,178	$ 1,420,630	$ 152,072	$ 51,835	$ 14,473,724
Santos Basin Offshore Rio de Janeiro
Total	[1],[3]		9,623,159	9,904	1,354,006		29,151	11,016,220
Campos Basin Offshore Rio de Janeiro
Total	[1],[3]		1,365,129	30,417	697	109,748	17,583	1,523,573
Santos Basin Offshore São Paulo
Total	[1],[3]		641,718	3,376	$ 65,927	40,930	4,552	756,504
Campos Basin Offshore Espírito Santo
Total	[1],[3]		663,505	2,538				666,043
Espírito Santo Basin Offshore Espírito Santo
Total	[1],[3]		5,849	3,209			$ 549	9,607
Camamu Basin Offshore Bahia
Total	[1],[3]		2,005	889				2,895
Potiguar Basin Offshore Rio Grande do Norte
Total	[1],[3]		900	1,475				2,375
Sergipe Basin Offshore Sergipe
Total	[1],[3]			2,005				2,005
Jequitinhonha Basin Offshore Bahia
Total	[1],[3]			869				869
Pará-Maranhão Basin Offshore Pará
Total	[1],[3]			532				532
Ceará Basin Offshore Ceará
Total	[1],[3]			353				353
Barreirinhas Basin Offshore Maranhão
Total	[1],[3]			267				267
Foz Do Amazonas Basin Offshore Amapá
Total	[1],[3]			131				131
Solimões Basin Onshore Amazonas
Total	[1],[3]		109,208	587				109,795
Potiguar Basin Onshore Rio Grande do Norte
Total	[1],[3]		19,214	23,088				42,303
Recôncavo Basin Onshore Bahia
Total	[1],[3]		17,386	710				18,096
Espírito Santo Basin Onshore Espírito Santo
Total	[1],[3]		3,020	115				3,135
Sergipe Basin Onshore Sergipe
Total	[1],[3]		667	570				1,237
Paraná Basin Onshore Paraná
Total	[1],[3]			$ 145				145
Entity Level Payment Petróleo Brasileiro S.A.
Total	[1],[3],[4]	$ 298,680	$ 17,569					316,249
Bloque San Antonio Onshore Tarija
Total	[1],[3]					467		467
XX Tarija Oeste Onshore Tarija
Total	[1],[3]					311		311
Colpa Caranda Onshore Santa Cruz
Total	[1],[3]					249		249
Bloque San Alberto Onshore Tarija
Total	[1],[3]					218		218
San Telmo Norte Onshore Santa Cruz
Total	[1],[3]					$ 149		$ 149

[1]	All the Petrobras' projects refer the commercial development of oil and natural gas, in the E&P segment, using the well extraction method.
[2]	In-kind production entitlements are presented at fair market value, which is calculated based on the volume the Brazilian Federal Government is entitled to, valued at the average Brent oil price for the year, pursuant to the production sharing regime adopted in Brazil for the exploration and production of oil, natural gas, and other fluid hydrocarbons in the Pre-Salt Polygon and/or strategic areas, and as established by Law 12,351/2010, particularly in articles 2(III), 15(III), 18, and 29(VII).
[3]	The payments of Petrobras in Brazil are made in Reais (BRL), while in Bolivia in Bolivianos (BOL). All payments in this Report are reported in US Dollars, which have been translated based on the exchange rate as of December 31, 2023 (Brazilian Real/US Dollar 4.84 and Boliviano/US Dollar 6.82).
[4]	It is not attributable to projects individually. Taxes refer to the export tax levied on crude oil exports. Royalties refer to the agreement with ANP relating to the amount due by the shale industrialization unit SIX (divested in 2022). This agreement will be paid in installments until 2027.